Provisions - Summary of Provisions (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Beginning balance	₽ 9,796	₽ 8,541	₽ 7,173
Arising	3,954	2,326	2,620
Utilised	(632)	(1,016)	(606)
Revision in estimated cash flow and discount rate change	233	1,180	(309)
Unused amounts reversed	(1,821)	(1,406)	(854)
Unwinding of discount	311	345	302
Discontinued operations	(1,001)
Exchange differences	279	(174)	215
Ending balance	11,119	9,796	8,541
Current	6,317	4,558	4,822
Non-current	4,802	5,238	3,719
Rehabilitation provision [member]
Disclosure of other provisions [line items]
Beginning balance	5,403	3,908	3,992
Utilised	(18)	(30)	(77)
Revision in estimated cash flow and discount rate change	233	1,180	(309)
Unwinding of discount	311	345	302
Discontinued operations	(940)
Ending balance	4,989	5,403	3,908
Current	187	165	189
Non-current	4,802	5,238	3,719
Provisions for legal claims [member]
Disclosure of other provisions [line items]
Beginning balance	2,834	3,102	2,290
Arising	3,037	1,346	1,516
Utilised	(567)	(264)	(273)
Unused amounts reversed	(572)	(1,200)	(646)
Discontinued operations	(61)
Exchange differences	246	(150)	215
Ending balance	4,917	2,834	3,102
Current	4,917	2,834	3,102
Provisions on taxes other than income tax, fines and penalties [member]
Disclosure of other provisions [line items]
Beginning balance	1,535	583	576
Arising	665	980	199
Utilised	(27)
Unused amounts reversed	(1,249)	(9)	(188)
Exchange differences	32	(19)	(4)
Ending balance	956	1,535	583
Current	956	1,535	583
Other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	24	948	315
Arising	252		905
Utilised	(20)	(722)	(256)
Unused amounts reversed		(197)	(20)
Exchange differences	1	(5)	4
Ending balance	257	24	948
Current	₽ 257	₽ 24	₽ 948